Document and Entity Information	Sep. 16, 2021
Cover [Abstract]
Entity Registrant Name	COMPUTER TASK GROUP INC
Amendment Flag	false
Entity Central Index Key	0000023111
Document Type	8-K
Document Period End Date	Sep. 16, 2021
Entity Incorporation State Country Code	NY
Entity File Number	1-9410
Entity Tax Identification Number	16-0912632
Entity Address, Address Line One	300 Corporate Parkway
Entity Address, Address Line Two	Suite 214N
Entity Address, City or Town	Amherst
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14226
City Area Code	(716)
Local Phone Number	882-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	CTG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false